Cover	Nov. 30, 2023	Aug. 31, 2023
Cover [Abstract]
Document Type		8-K
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		644 East Beaton Drive
Entity Address, City or Town		West Fargo,
Entity Address, State or Province		ND
Entity Address, Postal Zip Code		58078
Document Period End Date	Nov. 30, 2023
Entity Registrant Name		TITAN MACHINERY INC.
City Area Code		(701)
Local Phone Number		356-0130
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity File Number		001-33866
Entity Tax Identification Number		45-0357838
Title of 12(b) Security		Common Stock, $0.00001 par value per share
Trading Symbol		TITN
Security Exchange Name		NASDAQ
Entity Central Index Key		0001409171
Amendment Flag		false